2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Principal balances on non-accrual loans
Loan Class	December 31, 2013	December 31, 2012

Consumer Loans	$33,680,602	$31,936,076
Real Estate Loans	969,149	1,113,624
Sales Finance Contracts	816,196	862,952
Total	$35,465,947	$33,912,652